Short-term and Long-term borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Short-term and Long-term borrowings
Schedule of short-term borrowings

			As of December 31,
	Floating annual rate (%)	Term*	2021	2022
			RMB	RMB	US$
Banks	LPR	4 to 10 months	—	29,062,344	4,213,644
*	All short-term borrowings are current portion of borrowings greater than 1 year.

Schedule of long-term borrowings

			As of December 31,
	Floating annual rate (%)	Term	2021	2022
			RMB	RMB	US$
Banks	LPR	16 to 58 months	145,311,721	116,249,377	16,854,575

Schedule of contractual obligations

	Less than 1 year	1 – 2 years	2 – 3 years	3 – 4 years	4 – 5 years	Greater than 5 years	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
As of December 31, 2021
Long-term borrowings and interest payables (RMB)	7,185,665	35,588,502	34,186,806	32,733,923	31,296,790	29,859,658	170,851,344
As of December 31, 2022
Long-term borrowings and interest payables (RMB)	6,262,209	33,979,547	32,585,427	31,206,419	29,827,410	—	133,861,012
Long-term borrowings and interest payables (US$)	907,935	4,926,571	4,724,443	4,524,505	4,324,568	—	19,408,022